Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Sales (note 23)	$ 1,492,761	$ 19,374,904	$ 510,624
Cost of sales	684,456	1,072,221	67,180
Gross profit	808,305	18,302,683	443,444
Selling, general and administrative expenses (including rent expenses incurred to a related party of 2022 - $819, 2021 - $851, 2020 - $798) (note 13(b))	823,543	591,167	176,534
Provision for doubtful accounts	4,268	2,967	2,640
Research and development expenses	442,108	155,040	48,760
- Loss on disposal of property, plant and equipment (note 8)	5,213	977	163
Government grants recognized in income	(760)	(725)	(297)
Total operating expenses	1,274,372	749,426	227,800
Operating (loss) income	(466,067)	17,553,257	215,644
Interest and financing expenses - (including interest expenses incurred to a related party, 2022 - $354, 2021 - $916, 2020 - $663) (note 13(a))	(1,264)	(2,836)	(1,453)
Interest income	190,818	102,568	1,930
Other income (expense), net	301,751	(89,948)	496
Income before income taxes	25,238	17,563,041	216,617
Income tax recovery (expense) (note 15)	62,893	(3,104,130)	(31,438)
Net income	88,131	14,458,911	185,179
Less: (Income) loss attributable to non-controlling interests	25,735	(5,991,431)	(74,810)
Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Preferred stock dividends	(5,982)	(5,982)	(6,015)
Net income attributable to common shareholders of Sinovac	107,884	8,461,498	104,354
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(859,045)	193,098	32,328
Comprehensive (loss) / income	(770,914)	14,652,009	217,507
Less: comprehensive (income) loss attributable to non-controlling interests	370,882	(6,073,832)	(82,892)
Comprehensive income (loss) attributable to shareholders of Sinovac	$ (400,032)	$ 8,578,177	$ 134,615
Earnings per share (note 22)
Basic net income per share	$ 1.08	$ 85.20	$ 1.06
Diluted net income per share	$ 1.00	$ 74.27	$ 0.97
Weighted average number of shares of common stock outstanding
– Basic	99,502,243	99,311,551	98,897,345
– Diluted	114,172,782	114,005,983	113,662,362